Vessels (Schedule Of Vessels) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Cost	$ 5,092,243	$ 4,521,793
Accumulated depreciation	394,994	310,921
Net book value	4,697,249	4,210,872
Capitalized interest costs to vessels	12,952,000	27,871,000	30,996,000
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost	4,684,325	3,502,655
Accumulated depreciation	394,994	310,921
Net book value	4,289,331	3,191,734
Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Cost	407,918	1,019,138
Net book value	$ 407,918	$ 1,019,138